Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Segment Reporting [Abstract]
Schedule of Operating Segments Gross Margins	These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.
	Tourism products			Technology			Cross- board merchandise			Consolidated
	For the year ended			For the year ended			For the year ended			For the year ended
	December 31,			December 31,			December 31,			December 31,
By business	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Sales to external customers	79,092,342	51,818,166	991,929	782,302	-	-	83	2,222,782	343,445	79,874,727	54,040,948	1,335,374
Segment revenue	79,092,342	51,818,166	991,929	782,302	-	-	83	2,222,782	343,445	79,874,727	54,040,948	1,335,374
Segment gross margins	704,391	541,889	96,578	760,028	-	-	64	305,822	69,988	1,464,483	847,711	166,566
Reconciling items		-	-		-	-	-	-	-	(56,847,143)	(8,194,585)	(1,161,859)
Loss before tax	-	-	-	-	-	-	-	-	-	(55,382,660)	(7,346,874)	(995,293)
Income tax income/(expense)	-	-	-	-	-	-	-	-	-	(621)	(5,495)	-
Loss for the continuing business	-	-	-	-	-	-	-	-	-	(55,383,281)	(7,352,369)	(995,293)
Discontinued operation	-	-	-	-	-	-	-	-	-	(18,109,150)	(29,863,116)	(4,672,124)
Loss for the year	-	-	-	-	-	-	-	-	-	(73,492,431)	(37,215,483)	(5,667,417)

Schedule of Assets and Liabilities
	As of December 31, 2022
	Wholesale, Retail and Subcontracting	Technology	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	-	1,625	369,770	2,791,304	3,303,874	6,466,573
Non-current assets	-	-	1,310	2,788,394	7,000,000	9,789,704
Total assets	-	1,625	371,080	5,579,697	10,303,874	16,256,277

Current liabilities	-	32,772	711,992	866,358	2,319,263	3,930,385
Total liabilities	-	32,772	711,992	866,358	2,319,263	3,930,385
	As of December 31, 2021
	Wholesale and Retail	Subcontracting	Tourism products	cross-board merchandise	Unallocated	Consolidated
Current assets	18,640,119	2,610,448	450,129	2,809,431	(283,630)	24,226,497
Non-current assets	2,410,407	8,111,375	674	3,345,469	-	13,867,925
Total assets	21,050,526	10,721,823	450,803	6,154,900	(283,630)	38,094,422

Current liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082
Total liabilities	3,384,019	1,481,508	303,749	424,534	1,628,272	7,222,082

Schedule of Major Distributors Revenue	Major distributors that make up 10% or more of revenue are as below:
	Year ended December 31,
	2022	2021	2020
Customer A	74,340,429	41,767,780	-
Customer B	*	9,439,831	-
Customer C	*	*	991,928
Total revenue	79,874,727	54,040,948	1,335,374
*	The revenue of this customer is not over 10% of total revenue of the Company.

Schedule of Major Suppliers Purchases	Major suppliers that make up 10% or more of purchases are as below:
	Year ended December 31,
	2022	2021	2020
Supplier A	-	-	354,710
Supplier B	-	-	483,879
Supplier C	-	9,586,155	-
Supplier D	10,562,686	15,551,014	-
Supplier E	15,496,731	-	-

Total purchase	78,902,955	53,168,205	1,430,207